Short-term Investment (Tables)	3 Months Ended
Jan. 31, 2023
Short Term Investment Abstract
Schedule of fair value common shares held
	October 31, 2022	Additions	Unrealized loss	January 31, 2023

Medigus Ltd. – Shares	$264,449	$-	$(84,224)	$180,225